Note 7 - Fair Value of Below Market Time Charters Acquired (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Below Market Time Charters, Future Amortization Expense [Table Text Block]
For the year ending December 31,	Below market acquired charters
2023	(15,411,223)
2024	(15,223,724)
2025	(4,298,491)
Total	$(34,933,438)